Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Nuveen Dynamic Municipal Opportunities Fund

333 West Wacker Drive

Chicago, Illinois 60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-23489

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it may redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class of securities of Nuveen Dynamic Municipal Opportunities Fund (the “Fund”) to be redeemed:

Preferred shares of the series indicated below (“Preferred Shares”):

MuniFund Preferred Shares (“MFP Shares”), Series A, Liquidation Preference $100,000 per share (CUSIP #67079X 201);

(2)	Date on which the securities are expected to be called or redeemed:

MuniFund Term Preferred Shares

Series	Date

Series A	During the period from April 19, 2024 to October 21, 2024

The Fund may redeem MuniFund Term Preferred Shares, Series A on one or more different dates during the period set forth above, or on a subsequent date, in each case, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The MuniFund Term Preferred Shares, Series A are to be pursuant to Section 10(a) of the Statement Establishing and Fixing the Rights and Preferences of MuniFund Term Preferred Shares and Section 2.3(d) of the Supplement to the Statement Establishing and Fixing the Rights and Preferences of MuniFund Preferred Shares Initially Designating the Variable Rate Mode for the Series A MuniFund Preferred Shares (Adjustable Rate).

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund may redeem up to 1,600 of its currently outstanding MuniFund Term Preferred Shares, Series A, selected by lot (as determined by The Depository Trust Company).*

* The Fund may redeem up to the amount of MuniFund Term Preferred Shares, Series A listed above, but may redeem less, or none. A notice providing the final amount of MuniFund Term Preferred Shares, Series A, if any, to be redeemed by the Fund will be provided to the preferred shareholders of such series in accordance with the statement establishing and fixing the rights and preferences of the MuniFund Term Preferred Shares, Series A of the Fund.

[Remainder of Page Left Blank]

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 20th day of March, 2024.

NUVEEN DYNAMIC MUNICIPAL OPPORTUNITIES FUND

By:	/s/ Mark L. Winget
Name:	Mark L. Winget
Title:	Vice President and Secretary